Income Taxes - Summary of reconciliation of statutory income tax rate and the effective tax rate (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Reconciliation Of Statutory Income Tax Rate And The Effective Tax Rate [Abstract]
Statutory tax rate	30.50%	30.50%	31.00%
Effects of undistributed earnings	0.30%	7.10%	(0.60%)
Effects of investments accounted for using the equity method	(0.90%)	(1.90%)	(1.70%)
Non-deductible expenses	1.30%	1.10%	1.20%
Differences in tax rates applied to foreign subsidiaries	1.30%	0.30%	0.60%
(Recognition or use of previously unrecognized) / derecognition of previously recognized tax losses	4.00%	(1.50%)	(0.70%)
Derecognition of previously recognized / (recognition of previously unrecognized) deductible temporary differences	(30.00%)	(1.70%)	2.60%
Others	2.60%	(1.10%)	(1.60%)
Effective tax rate	9.10%	32.80%	30.80%